Note 7 - Income Taxes (Details) - Deferred Tax Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets [Abstract]
Non-capital loss carryforwards	$ 4,354,066	$ 4,561,144
Research and development deductions	8,858,564	8,583,554
Book amortization in excess of tax	2,170,922	1,934,818
Share issue costs	(136,329)	(26,133)
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	667,542
Tax value in excess of accounting value in lease inducements	(2,821)	8,041
Accounting value in excess of tax value in intangible assets		372,892
Provincial investment tax credits	392,063	304,545
Total deferred tax assets	16,304,008	15,738,861
Valuation allowance	$ (16,304,008)	$ (15,738,861)